Vessel Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Vessel revenue
Schedule of revenue by source

	For the six months ended June 30,
In thousands of U.S. dollars	2018	2017
Pool revenue	$272,436	$217,449
Time charter revenue	18,558	18,476
Voyage revenue (spot market)	7,247	5,294
	$298,241	$241,219